Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED EQUITY FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 30, 2013
Supplement [Text Block]	fef_SupplementTextBlock
Federated Prudent Bear Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER BEARX)
CLASS C SHARES (TICKER PBRCX)
INSTITUTIONAL SHARES (TICKER PBRIX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2013

The following changes are effective as of December 31, 2014:

1. Under the Section entitled "What are the Fund's Main Investment Strategies," please replace the last sentence of the first paragraph with the following:

Long positions on equity securities may include, but are not limited to, equity securities of companies which mine, process, distribute, or explore for precious metals or other natural resources, as well as equity securities of companies involved in other hard asset categories and individual securities that offer investors value.

Federated Prudent Bear Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fef_SupplementTextBlock
Federated Prudent Bear Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER BEARX)
CLASS C SHARES (TICKER PBRCX)
INSTITUTIONAL SHARES (TICKER PBRIX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2013

The following changes are effective as of December 31, 2014:

1. Under the Section entitled "What are the Fund's Main Investment Strategies," please replace the last sentence of the first paragraph with the following:

Long positions on equity securities may include, but are not limited to, equity securities of companies which mine, process, distribute, or explore for precious metals or other natural resources, as well as equity securities of companies involved in other hard asset categories and individual securities that offer investors value.